SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Receivables	$ 137	$ 137	$ 2
Employees and payroll accruals	48	46
Short term loan	89	89	44
Convertible loan	$ 23	$ 32